As filed with the Securities and Exchange              Registration No. 33-75248
Commission on November 24, 1998                        Registration No. 811-4536

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

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                                    FORM S-6
                       POST-EFFECTIVE AMENDMENT NO. 10 TO
                             REGISTRATION STATEMENT
                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                     OF SECURITIES OF UNIT INVESTMENT TRUSTS
                            REGISTERED ON FORM N-8B-2
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       Variable Life Account B of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, RE4A, Hartford, Connecticut 06l56

        Depositor's Telephone Number, including Area Code: (860) 273-4686

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                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, RE4A, Hartford, Connecticut 06l56
                (Name and Complete Address of Agent for Service)

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It is proposed that this filing will become effective:

       X         immediately upon filing pursuant to paragraph (b) of Rule 485
    --------
                 on __________________ pursuant to paragraph (b) of Rule 485
    --------

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, this filing is to delay the effective date from November 30, 1998 until December 18, 1998 of Post-Effective Amendment No. 9 filed on September 30, 1998 under Rule 485(a).

Parts I and II for this Post-Effective Amendment No. 10 are incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form S-6 (File No. 33-75248), as filed electronically on September 30, 1998.

                                   SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Variable Life Account B of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form S-6 (File No. 33-75248) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, and the seal of the Depositor to be hereunto affixed and attested, all in the City of Hartford, and State of Connecticut, on this 24th day of November, 1998.

                                                      VARIABLE LIFE ACCOUNT B OF
                                                      AETNA LIFE INSURANCE AND
                                                      ANNUITY COMPANY
                                                        (Registrant)

(SEAL)

ATTEST:  /s/ Karen A. Peddle
         ----------------------------------
             Karen A. Peddle
             Assistant Secretary

                                              By:    AETNA LIFE INSURANCE AND
                                                     ANNUITY COMPANY
                                                       (Depositor)

                                               By:   Thomas J. McInerney*
                                                     --------------------------
                                                     Thomas J. McInerney
                                                     Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 10 to the Registration Statement on Form S-6 (File No. 33-75248) has been signed below by the following persons in the capacities indicated and on the date indicated.

Signature                    Title                                      Date

Thomas J. McInerney*         Director and President              )
------------------------
Thomas J. McInerney          (Principal Executive Officer)       )

                                                                 )
Catherine H. Smith*          Director                            )   November
------------------------
Catherine H. Smith                                               )   24, 1998
                                                                 )

Shaun P. Mathews*            Director                            )
------------------------
Shaun P. Mathews                                                 )
                                                                 )
Deborah Koltenuk*            Vice President and Treasurer,       )
------------------------       Corporate Controller
Deborah Koltenuk                                                 )


By:  /s/ J. Neil McMurdie
     ------------------------------------------------------------
     *J. Neil McMurdie
     Attorney-in-Fact